CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE SENIOR NOTES.
Schedule of convertible senior notes

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Current liabilities:
Convertible Senior Notes held by a related party-current
2025 Convertible Notes	522,744	106,240	14,964
Convertible Senior Notes held by third parties-current
2024 Convertible Notes	77	78	11
	522,821	106,318	14,975
Non-current liabilities:
Convertible Senior Notes held by a related party-non-current
2025 Convertible Notes	522,744	424,962	59,855
	522,744	424,962	59,855